PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)
Beginning Balance	$ 120,353	$ 0
Movements during the period	65,105	122,930
Exchange rate difference	(3,611)	(2,577)
Ending Balance	$ 181,847	$ 120,353